FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
Schedule Of Detailed Information About Income From Fianancial Assets Designated At Fair Value Through Profit Or Loss

The profit resulting from these assets is shown in “Net premiums earned” in the consolidated statement of income. The composition of the generated returns is presented below:

	2020	2019
	S/(000)	S/(000)

Net profit on sale of financial investments	38,055	21,879
Changes in the fair value of financial assets	68,311	58,351
Dividends, interests and others	9,261	13,434
Total	115,627	93,664